Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 10 – RELATED PARTIES

A.	Balances with related parties and officers:

	As of March 31,	As of December 31,
	2026	2025

Note receivable - related party	-	4,500
Promissory note – related party	5,691	-
Due from related parties	1,250	1,657
Other current liabilities	1,001	255

B.	Other information:

On February 17, 2026, the Board of Directors, based on the recommendations and approval of the Compensation Committee, approved the terms of the terms and provisions of a Consulting Agreement between the Company and Billio Ltd., a company in Israel, to provide the services of Menachem Shalom as the principal executive officer of the Company. The consulting agreement terminates and supersedes the (i) Consulting Agreement dated December 16, 2024 between the Company and Billio Ltd., pursuant to which the Company obtained consulting services from the Consultant through Menachem Shalom; (ii) Management Services Agreement dated June 28, 2024, as amended by Amendment No. 1 dated August 8, 2024, between Star 26 Capital, Inc. (“Star Capital”) and Zero One Capital LLC, a Nevada limited liability company (“Zero One”) in which Mr. Shalom is the chief executive officer and controlling member and shareholder of Zero One; and (iii) Offsetting Management Services Agreement dated August 12, 2024 between Zero One and B. Rimon Agencies Ltd., an Israeli company which is currently wholly-owned by Star Capital.

Given the performance of the Company within the last 15 months, the Compensation Committee and the Board of Directors determined that it was in the best interest of the Company to provide Mr. Shalom with the amended consulting agreement and increased compensation. The Committee and the Board also authorized a cash bonus to Mr. Shalom in the amount of $250,000 for his past services to the Company. The Company, under the supervision and guidance of Mr. Shalom, has completed several acquisitions within the last 15 months, including without limitation, Star 26, Tiltan Software Engineering, Nimbus Drones and ITS.

Pursuant to the terms of the Consulting Agreement, which is effective as of January 1, 2026, Mr. Shalom will continue to act as the chief executive officer of the Company while maintaining other executive roles in non-competing companies. For his services, Mr. Shalom will receive a base salary of $60,000 per month and target cash bonuses equal to 50% of base salary, subject to achievement of performance goals to be set by the Compensation Committee. He could also be entitled to additional milestone-based bonuses as determined by the Board. Mr. Shalom will receive 250,000 shares of common stock quarterly, subject to availability under approved incentive plans; if there is no plan or no availability, the quarterly amount of shares shall accrue until there is availability under an approved incentive plan. Such plan will also require shareholder approval pursuant to applicable Nasdaq rules. He will also be entitled to a relocation grant of $175,000 if Mr. Shalom relocates to the United States with his family. Mr. Shalom will also be entitled to all executive benefit plans including health and 401(k) plans and 30 business days per year vacation.

In the event Mr. Shalom is terminated for cause or is no longer employed by the Company for reason of death or disability, he shall only be entitled to his compensation at such time. If he is terminated by the Company without cause, he shall be entitled to 6 months of his base compensation, and if Mr. Shalom resigns, he shall be entitled to compensation for 12 months. If he is terminated for cause, Mr. Shalom shall not be entitled to any compensation.

The Consulting Agreement contains customary non-competition, non-solicitation and confidentiality provisions.

On February 23, 2026, the Company received a letter of resignation from Ms. Aviya Volodarsky pursuant to which Ms. Volodarsky resigned from her position as a member of the board of directors of the Company and from all the committees on which she served for personal reasons. The resignation was effective immediately.

NOTE 18 – RELATED PARTIES

A.	Transactions and balances with related parties and officers:

	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
General and administrative expenses:
Directors’ compensation	241	1,171	133
Salaries and fees to officers	4,222	-	-
Total General and administrative expenses	4,463	1,171	133

(*) Include share base compensation	3,783	1,139	-

B.	Balances with related parties and officers:

	As of December 31,
	2025	2024

Note receivable - related party	4,500	1,000
Due from related parties	1,641	-
Due to related parties	255	-
Other current liabilities	154	-

C.	Other information:

Menachem Shalom was appointed as a director on July 24, 2024. On December 16, 2024, the Company entered into a Consultancy Agreement with Menachem Shalom, the Company’s CEO, effective September 1, 2024. Pursuant to the agreement, Mr. Shalom is employed as Chief Executive Officer of the Company unless terminated pursuant to the terms of the agreement. During the initial term of the agreement (September 2024 through February 2025), Mr. Shalom is entitled to receive $20 monthly, with subsequent semi-annual $5monthly increases effective March 2025 & September 2025.

On December 8, 2025, the Board of Directors of the Company, appointed Morel Levi as the Chief Financial Officer of the Company, effective as of December 8, 2025. Mr. Levi will also serve as the Chief Financial Officer of Nukk Picolo Ltd., a wholly owned subsidiary of the Company (the “Subsidiary”), and has entered into an employment agreement with the Subsidiary.

In connection with his appointment as Chief Financial Officer of the Company and Subsidiary, Mr. Levi will receive a salary of $7,500 per month.

In December 2024, the Company advanced $1,000 to Star pursuant to the Star Agreement. From February through September 2025, the Company advanced an additional $3,500 pursuant to the first and second amendments to the Star Agreement, resulting in aggregate advances of $4,500 outstanding as of December 31, 2025. The advance is evidenced by a promissory note that does not bear interest. (see Notes 1B)